Transactions with related parties - Summary of Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 15,202	R$ 11,902
Share-based payments	32,305	18,878
Key management personnel compensation	R$ 47,507	R$ 30,780